Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2023
Revenue and income [Abstract]
Total revenue and income	Total revenue and income

	For the year ended December 31,
	2023	2022	2021

Gross amount from transaction activities and other services(i)	10,241,654	10,047,654	7,574,728
Gross financial amount(ii)	6,858,109	6,438,774	3,587,823
Gross other financial amount(iii)	402,394	288,333	162,944
Total gross amount	17,502,157	16,774,761	11,325,495
Deductions from gross amount from transactions activities and other services(iv)	(1,214,412)	(1,141,248)	(789,922)
Deductions from gross financial amount(v)	(205,063)	(186,039)	(73,398)
Deductions from gross other financial amount(vi)	(134,281)	(112,560)	(13,453)
Total deductions from gross amount	(1,553,756)	(1,439,847)	(876,773)
Total revenue and income	15,948,401	15,334,914	10,448,722

(i)Includes mainly intermediation fee, membership fee and credit operations revenues.
(ii)Includes income from early payment of notes payable to third parties.
(iii)Includes (a) interest of financial investments and (b) gain on exchange variation.
(iv)Deductions consist of transactions taxes.
(v)Deductions consist of taxes on financial income.
(vi)Deductions consist of taxes on other financial income.